Leases - Lessor Leases - Minimum amounts receivable under non-cancellable leases (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [Line Items]
Gross amounts		£ 9,738
Present value adjustments		(1,288)
Other movements		(261)
Future drawdowns	£ (30)	(70)
Present value		8,119
Impairment allowance		62
Less than 12 months
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [Line Items]
Gross amounts		3,237
Present value adjustments		(208)
Other movements		(123)
Future drawdowns		(70)
Present value		2,836
After 1 year but within 5 years
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [Line Items]
Gross amounts		4,566
Present value adjustments		(370)
Other movements		(100)
Present value		4,096
Over 5 years
Disclosure Of Finance Lease And Operating Lease By Lessor IAS 17 [Line Items]
Gross amounts		1,935
Present value adjustments		(710)
Other movements		(38)
Present value		£ 1,187